Business Combination	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities in business combination [text block] [Abstract]
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

(i)	On February 4, 2021, the Company announced the acquisition of a majority stake in information security consultants Handshake Networking Ltd. (“Handshake”), a Hong Kong-based company specializing in penetration testing. A total of 43,700 shares were issued and valued at $7.50 per share in consideration of 51% of Handshake. The acquisition was closed on March 25, 2021.

Accordingly, the acquisition has been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities of Handshake transferred at their carrying amounts with carry-over basis.

The following represents the purchase price allocation at the date of the acquisition:

March 25, 2021
Cash and cash equivalents	$24,276
Other current assets	32,250
Current liabilities	(58,297)
Goodwill	329,534
Total purchase price	$327,763

The revenue included in the Consolidated Statement of Profit and Loss since March 25, 2021 contributed by Handshake Networking Ltd was $484,318. Handshake Networking Limited also contributed net income of $39,787 over the same period.

Had Handshake Networking Limited been consolidated from January 1, 2021, the Consolidated Statement of Profit and Loss would show revenue of $35,228,807 and net loss of $5,603,766.

(ii)	On November 1, 2021, the Company entered into a Transfer Agreement (the “Agreement”) to acquire 100% of the equity interests in Guardforce AI Singapore Pte. Ltd., a company incorporated in Singapore (“AI Singapore”). AI Singapore and Guardforce are ultimately controlled by Mr. Tu Jingyi before and after the acquisition was completed.

The Company recorded assets and liabilities recognized as a result of transactions between entities under common control at the carrying value on the transferor’s financial statements to reflect the results for the full year 2021, irrespective of transaction date.

The following represents their assets and liabilities:

December 31, 2021
Cash and cash equivalents	$28,148
Other current assets	11,973
Current liabilities	(68,882)
Loss for the year	16,041
Additional paid in capital	$12,720